Accounting Policies - Share-based Payment Agreements (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Payment Agreements
Share-based compensation expense	$ 1,489,884	$ 1,410,492	$ 1,199,489
Share-based compensation credited in consolidated stockholder's equity	$ 1,468,337	$ 1,392,534	$ 1,184,524